Brad A. Green, P.C. To Call Writer Directly: +1 212 446 4839 brad.green@kirkland.com	601 Lexington Avenue New York, NY 10022 United States +1 212 446 4800 www.kirkland.com	Facsimile: +1 212 446 4900

June 18, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn:	Eileen Smiley

Michael Spratt

Thankam Varghese

Re:	Adams Street Private Equity Navigator Fund LLC (File Nos. 333-286321; 811-24072)

Ladies and Gentlemen:

Enclosed for filing on behalf of Adams Street Private Equity Navigator Fund LLC (the “Fund”), a newly organized closed-end management investment company, is Pre-Effective Amendment No. 2 (the “Second Amendment”) to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, originally filed with the Securities and Exchange Commission (the “Commission”) on April 1, 2025 and amended on May 13, 2025 (the “First Amendment”). A copy of the prospectus and statement of additional information included in the Second Amendment marked to show changes against the prospectus and statement of additional information included in the First Amendment is being provided to Eileen Smiley of the staff of the Commission via email concurrently with the enclosed filing.

Further to the comment provided by Eileen Smiley of the staff of the Securities and Exchange Commission to counsel to the Fund on June 18, 2025, regarding the Fund’s correspondence to the Staff, dated June 13, 2025, the Fund confirms that a prospective investor who misses an acceptance date and does not revoke such attempted subscription will have the acceptance of its investment in the Fund delayed until the following month and will receive a number of Shares based on the Fund’s then-current NAV per Share in a manner consistent with the requirements of Section 23(b).

Please contact the undersigned by telephone at (212) 446-4839 or by email at brad.green@kirkland.com if you have any questions.

Sincerely,

/s/ Brad A. Green, P.C.
Brad A. Green, P.C.

cc:	Eric R. Mansell, Adams Street Advisors, LLC
Lizzie Gomez, Adams Street Advisors, LLC
Nicole M. Runyan, P.C., Kirkland & Ellis, LLP

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